Offerings - Offering: 1	Aug. 21, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Series C Liberty Formula One common stock, par value $0.01 per share
Amount Registered | shares	12,247,500
Proposed Maximum Offering Price per Unit	77.50
Maximum Aggregate Offering Price	$ 949,181,250.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 140,099.15
Offering Note	(1) Includes 1,597,500 shares of Series C Liberty Formula One common stock issuable upon exercise of the underwriter's option to purchase additional shares of such common stock. (2) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.